Note 6 - Earnings Per Share - Computation of Basic and Diluted Earnings Per Share (Details) - USD ($)	3 Months Ended								12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2019	Mar. 31, 2018
Net earnings	$ (1,165,658)	$ 664,773	$ 2,000,916	$ 3,599,893	$ 3,013,166	$ 161,271	$ 395,334	$ 364,330	$ 5,099,924	$ 3,934,101
Weighted average common shares (in shares)									7,010,266	7,009,444
Net earnings	$ (1,165,658)	$ 664,773	$ 2,000,916	$ 3,599,893	$ 3,013,166	$ 161,271	$ 395,334	$ 364,330	$ 5,099,924	$ 3,934,101
Weighted average common shares and common share equivalents (in shares)									7,010,266	7,009,444